Group Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Intangible assets	£ 117,785	£ 12,117	£ 10,436
Property, plant and equipment	4,882	3,661	3,021
Investments in associates and joint ventures	1,577	9,507
Retirement benefit assets	1,123	455
Deferred tax assets	333	436
Trade and other receivables	756	599
Available-for-sale investments	42	43
Derivative financial instruments	590	596
Total non-current assets	127,088	27,414
Inventories	5,864	5,793
Income tax receivable	460	69
Trade and other receivables	4,053	3,884
Available-for-sale investments	65	15
Derivative financial instruments	228	375
Cash and cash equivalents	3,291	2,204
Total current assets other than non-current assets classified as held for sale	13,961	12,340
Assets classified as held-for-sale	5	19
Total current assets	13,966	12,359
Total assets	141,054	39,773
Equity - Capital and reserves
Share capital	614	507
Share premium, capital redemption and merger reserves	26,602	3,931
Other reserves	(3,392)	413
Retained earnings	36,935	3,331
Owners of the parent	60,759	8,182
Non-controlling interests	222	224
Total equity	60,981	8,406	£ 5,032	£ 5,814
Liabilities
Borrowings	44,027	16,488
Retirement benefit liabilities	1,821	826
Deferred tax liabilities	17,129	652
Other provisions for liabilities	354	386
Trade and other payables	1,058	1,040
Derivative financial instruments	79	119
Total non-current liabilities	64,468	19,511
Borrowings	5,423	3,007
Income tax payable	720	558
Other provisions for liabilities	399	407
Trade and other payables	8,908	7,335
Derivative financial instruments	155	549
Total current liabilities	15,605	11,856
Total equity and liabilities	£ 141,054	£ 39,773